FAIR VALUE MEASUREMENTS (Schedule of fair values of financial assets and financial liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial liabilities, at fair value	(371,181)	(346,002)
Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities, at fair value	(33,754)	(14,063)
Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	15,279	18,920
Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	6,760	119
Level 1 of fair value hierarchy | Investments in equity securities
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	6,760	119
Level 2 of fair value hierarchy | Share units payable
FAIR VALUE MEASUREMENTS
Financial liabilities, at fair value	(33,754)	(14,063)
Level 2 of fair value hierarchy | Trade receivables concentrate sales
FAIR VALUE MEASUREMENTS
Financial assets, at fair value	$ 15,279	$ 18,920